Variable Interest Entity (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Current assets	$ 8,716,270	$ 9,807,902
Property and equipment, net	223,385	135,682
Total assets	14,377,082	11,143,256
Current liabilities:
Deferred revenues	227,622	303,637
Taxes payable	10,512	356,440
Current portion of long-term debt	315,983	302,001
Long-term debt	1,206,565	1,208,003
Total liabilities	2,569,010	3,294,125
VIE [Member]
Current assets	6,085,868	9,807,902
Property and equipment, net	223,385	135,682
Other noncurrent assets	867,756	1,199,672
Total assets	7,177,009	11,143,256
Current liabilities:
Customer deposits		250,529
Other payables and accrued liabilities	744,984	677,215
Due to related party		196,300
Due to Puhui Cayman	3,029,071	3,915,964
Deferred revenues	227,622	303,637
Taxes payable	10,512	356,440
Current portion of long-term debt	315,983	302,001
Long-term debt	1,206,565	1,208,003
Total liabilities	$ 5,534,737	$ 7,210,089